Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	THOR Financial Technologies Trust
Entity Central Index Key	0001924447
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000252269
Shareholder Report [Line Items]
Fund Name	THOR Index Rotation ETF
Trading Symbol	THIR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about THOR Index Rotation ETF for the period of September 23, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://thorfunds.com/etfs/thir. You can also request this information by contacting us at 1-800-974-6964.
Additional Information Phone Number	1-800-974-6964
Additional Information Website	https://thorfunds.com/etfs/thir
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
THOR Index Rotation ETF	$56	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55% [1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	Since Inception (September 23, 2024)
THOR Index Rotation ETF - NAV	17.40%	21.54%
S&P 500® Index	9.21%	14.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 23, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 98,180,575
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 238,155
InvestmentCompanyPortfolioTurnover	276.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$98,180,575
Number of Portfolio Holdings	3
Advisory Fee	$238,155
Portfolio Turnover	276%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.7%
Equity	97.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	33.9%
SPDR S&P 500 ETF Trust	32.6%
SPDR Dow Jones Industrial Average ETF	30.8%

C000236830
Shareholder Report [Line Items]
Fund Name	THOR Equal Weight Low Volatility ETF
Trading Symbol	THLV
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about THOR Equal Weight Low Volatility ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://thorfunds.com/etfs/thlv. You can also request this information by contacting us at 1-800-974-6964.
Additional Information Phone Number	1-800-974-6964
Additional Information Website	https://thorfunds.com/etfs/thlv
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
THOR Equal Weight Low Volatility ETF	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (September 12, 2022)
THOR Equal Weight Low Volatility ETF - NAV	8.62%	5.48%	7.50%
S&P 500® Index	9.21%	15.88%	18.21%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 12, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 46,796,382
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 387,801
InvestmentCompanyPortfolioTurnover	519.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$46,796,382
Number of Portfolio Holdings	10
Advisory Fee	$387,801
Portfolio Turnover	519%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Equity	99.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Technology Select Sector SPDR Fund	11.4%
Consumer Discretionary Select Sector SPDR Fund	10.8%
Industrial Select Sector SPDR Fund	10.6%
Energy Select Sector SPDR Fund	10.0%
Financial Select Sector SPDR ETF	10.0%
Materials Select Sector SPDR Fund	10.0%
Utilities Select Sector SPDR Fund	9.5%
Real Estate Select Sector SPDR Fund	9.3%
Consumer Staples Select Sector SPDR Fund	8.7%
Health Care Select Sector SPDR Fund	8.7%

[1]	Annualized